Notes to the Consolidated Statements of Financial Position - Schedule of Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2024 EUR (€) € / shares
Euro strengths against U.S. dollars [Member]
Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 1.1428
Profit/(loss)	€ (4,754,578)
carrying amount	€ 47,545,775
Euro weakens against U.S. dollars [Member]
Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 0.935
Profit/(loss)	€ 5,811,150
carrying amount	€ 58,111,503